                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [  ] ; Amendment Number: ___
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings
                                       entries.
Institutional Investment Manager Filing this Report:

Name:        Fort Washington Investment Advisors, Inc.
Address:     420 East Fourth Street
             Cincinnati, OH  45202


Form 13F File Number:  28-5330


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William F. Ledwin
Title:    President
Phone:    (513) 361-7610

Signature, Place, and Date of Signing:


 /signed/ William F. Ledwin        Cincinnati, OH                 5/6/2003
  ------- -----------------        ---------------
[Signature]                         [City, State]                    [Date]

Report Type  (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

     Form 13F File Number           Name

                                13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   108,253,985

Form 13F Information Table Value Total:   2,651,262,529

List of Other Included Managers:

Provide a numbered list of the name(s) and form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)


        No.           Form 13F File Number         Name

        NONE

PAGE 1 OF 5     FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.    3/31/2003
                                                                                                             -----------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Item 6:
                                                                  Item 4:         Item 5:         Investment Discretion
           Item 1:                  Item 2:        Item 3:         Fair          Shares or   ------------------------------
        Name of Issuer             Title of         CUSIP         Market         Principal    (a)   (b) Shared      (c)
                                     Class         Number          Value          Amount      sole   as Defined   Shared
                                                                                                    in Instr. V.   Other
---------------------------------------------------------------------------------------------------------------------------
Ingersoll Rand Ltd                    Cl A        G4776G101        17,831,166        462,067   X
---------------------------------------------------------------------------------------------------------------------------
Transocean Inc                        ord         G90078109        10,534,572        515,138   X
---------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd         com         G95089101         1,826,180         48,350   X
---------------------------------------------------------------------------------------------------------------------------
Flextronics Intl Ltd                  ord         Y2573F102         8,233,982        944,264   X
---------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc                            com         001055102           206,723          6,450   X
---------------------------------------------------------------------------------------------------------------------------
AOL Time Warner                       com         00184A105         8,234,139        758,208   X
---------------------------------------------------------------------------------------------------------------------------
Affiliated Computer Services         CL A         008190100         2,507,329         56,650   X
---------------------------------------------------------------------------------------------------------------------------
Alcoa Inc.                            com         013817101        12,899,018        665,584   X
---------------------------------------------------------------------------------------------------------------------------
Alltel Corp                           com         020039103        14,565,888        325,422   X
---------------------------------------------------------------------------------------------------------------------------
Altria Group Inc                      com         02209S103           327,912         10,945   X
---------------------------------------------------------------------------------------------------------------------------
American Intl. Group Inc              com         026874107         1,992,958         40,303   X
---------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                            com         031162100         3,032,655         52,696   X
---------------------------------------------------------------------------------------------------------------------------
Amsouth Bancorp                       com         032165102           254,464         12,800   X
---------------------------------------------------------------------------------------------------------------------------
Analog Devices                        com         032654105         6,521,350        237,140   X
---------------------------------------------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.              com         035229103        20,631,544        442,642   X
---------------------------------------------------------------------------------------------------------------------------
Apollo Group Inc                   com Cl A       037604105         1,127,740         22,600   X
---------------------------------------------------------------------------------------------------------------------------
Applied Materials                     com         038222105         1,069,300         85,000   X
---------------------------------------------------------------------------------------------------------------------------
Aradigm Corp.                         com         038505103            22,500         18,000   X
---------------------------------------------------------------------------------------------------------------------------
Astrazeneca PLC                  sponsored ADR    046353108         3,636,860        106,000   X
---------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing             com         053015103            95,449          3,100   X
---------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing             com         053015103        16,411,070        533,000            X
---------------------------------------------------------------------------------------------------------------------------
Bisys Group Inc.                      com         055472104         1,119,552         68,600   X
---------------------------------------------------------------------------------------------------------------------------
BJ Services Co                        com         055482103         1,057,493         30,750   X
---------------------------------------------------------------------------------------------------------------------------
BP P.L.C.                        sponsored ADR    055622104           399,870         10,362   X
---------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                 com         060505104        23,268,875        348,128   X
---------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.                 com         064057102         2,290,076        111,711   X
---------------------------------------------------------------------------------------------------------------------------
Bank of New York Inc.                 com         064057102        66,768,172      3,256,984            X
---------------------------------------------------------------------------------------------------------------------------
Banc One Corp.                        com         06423A103           286,135          8,265   X
---------------------------------------------------------------------------------------------------------------------------
Bed Bath & Beyond                     com         075896100         1,390,235         40,250   X
---------------------------------------------------------------------------------------------------------------------------
Bellsouth Corp                        com         079860102           518,498         23,927   X
---------------------------------------------------------------------------------------------------------------------------
Bristol Myers Squibb                  com         110122108        14,699,148        695,653   X
---------------------------------------------------------------------------------------------------------------------------
Broadwing Inc                         com         111620100           202,800         50,700   X
---------------------------------------------------------------------------------------------------------------------------
Broadwing Inc                         com         111620100        19,609,620      4,902,405            X
---------------------------------------------------------------------------------------------------------------------------
CIT Group Inc                         com         125581108         1,686,000        100,000   X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                    265,259,273     14,994,094   -        -           -
---------------------------------------------------------------------------------------------------------------------------
CSX Corp.                             com         126408103           212,075          7,436   X
---------------------------------------------------------------------------------------------------------------------------
CVS Corporation                       com         126650100        13,897,920        582,722   X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Item 8:
                                                            Voting Authority
           Item 1:                Item 7:                        Shares
        Name of Issuer            Managers      ------------------------------------
                                 See Instr. V.    (a) Sole         (b)        (c)
                                                                 Shared      None
------------------------------------------------------------------------------------
Ingersoll Rand Ltd                                    462,067
------------------------------------------------------------------------------------
Transocean Inc                                        515,138
------------------------------------------------------------------------------------
Weatherford International Ltd                          48,350
------------------------------------------------------------------------------------
Flextronics Intl Ltd                                  944,264
------------------------------------------------------------------------------------
AFLAC, Inc                                              6,450
------------------------------------------------------------------------------------
AOL Time Warner                                       758,208
------------------------------------------------------------------------------------
Affiliated Computer Services                           56,650
------------------------------------------------------------------------------------
Alcoa Inc.                                            665,584
------------------------------------------------------------------------------------
Alltel Corp                                           325,422
------------------------------------------------------------------------------------
Altria Group Inc                                       10,945
------------------------------------------------------------------------------------
American Intl. Group Inc                               40,303
------------------------------------------------------------------------------------
Amgen Inc.                                             52,696
------------------------------------------------------------------------------------
Amsouth Bancorp                                        12,800
------------------------------------------------------------------------------------
Analog Devices                                        237,140
------------------------------------------------------------------------------------
Anheuser Busch Cos. Inc.                              442,642
------------------------------------------------------------------------------------
Apollo Group Inc                                       22,600
------------------------------------------------------------------------------------
Applied Materials                                      85,000
------------------------------------------------------------------------------------
Aradigm Corp.                                          18,000
------------------------------------------------------------------------------------
Astrazeneca PLC                                       106,000
------------------------------------------------------------------------------------
Automatic Data Processing                               3,100
------------------------------------------------------------------------------------
Automatic Data Processing            1                              533,000
------------------------------------------------------------------------------------
Bisys Group Inc.                                       68,600
------------------------------------------------------------------------------------
BJ Services Co                                         30,750
------------------------------------------------------------------------------------
BP P.L.C.                                              10,362
------------------------------------------------------------------------------------
Bank of America Corp.                                 348,128
------------------------------------------------------------------------------------
Bank of New York Inc.                                 111,711
------------------------------------------------------------------------------------
Bank of New York Inc.                1                            3,256,984
------------------------------------------------------------------------------------
Banc One Corp.                                          8,265
------------------------------------------------------------------------------------
Bed Bath & Beyond                                      40,250
------------------------------------------------------------------------------------
Bellsouth Corp                                         23,927
------------------------------------------------------------------------------------
Bristol Myers Squibb                                  695,653
------------------------------------------------------------------------------------
Broadwing Inc                                          50,700
------------------------------------------------------------------------------------
Broadwing Inc                        1                            4,902,405
------------------------------------------------------------------------------------
CIT Group Inc                                         100,000
------------------------------------------------------------------------------------
COLUMN TOTALS:                            3         6,301,705     8,692,389       -
------------------------------------------------------------------------------------
CSX Corp.                                               7,436
------------------------------------------------------------------------------------
CVS Corporation                                       582,722
------------------------------------------------------------------------------------

PAGE 2 OF 5     FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.    3/31/2003
                                                                                                             -----------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Item 6:
                                                                  Item 4:         Item 5:         Investment Discretion
           Item 1:                  Item 2:        Item 3:         Fair          Shares or   ------------------------------
        Name of Issuer             Title of         CUSIP         Market         Principal    (a)   (b) Shared      (c)
                                     Class         Number          Value          Amount      sole   as Defined   Shared
                                                                                                    in Instr. V.   Other
---------------------------------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                 ADR         127209302           202,089          9,300   X
---------------------------------------------------------------------------------------------------------------------------
Cardinal Health                       com         14149Y108        19,857,064        348,553   X
---------------------------------------------------------------------------------------------------------------------------
Caremark RX Inc                       com         141705103           881,183         48,550   X
---------------------------------------------------------------------------------------------------------------------------
Caterpillar Inc Del                   com         149123101         9,256,439        188,139   X
---------------------------------------------------------------------------------------------------------------------------
Charter One Financial                 com         160903100        18,707,302        676,331   X
---------------------------------------------------------------------------------------------------------------------------
Checkfree Corp New                    com         162813109        11,405,543        507,364            X
---------------------------------------------------------------------------------------------------------------------------
ChevronTexaco Corp                    com         166764100        14,513,343        224,491   X
---------------------------------------------------------------------------------------------------------------------------
Chubb Corp                            com         171232101        14,219,008        320,826   X
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp             com         172062101         2,983,720         85,079   X
---------------------------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp             com         172062101       180,171,669      5,137,487            X
---------------------------------------------------------------------------------------------------------------------------
Cinergy                               com         172474108        12,346,219        366,901   X
---------------------------------------------------------------------------------------------------------------------------
Cisco Systems Inc.                    com         17275R102         3,776,012        290,910   X
---------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                    com         172908105           168,942          5,135   X
---------------------------------------------------------------------------------------------------------------------------
Cintas Corporation                    com         172908105        53,993,835      1,641,150            X
---------------------------------------------------------------------------------------------------------------------------
Citigroup                             com         172967101        11,635,729        337,757   X
---------------------------------------------------------------------------------------------------------------------------
Citizens Bkg Corp Mich                com         174420109           307,060         13,000   X
---------------------------------------------------------------------------------------------------------------------------
Coca-Cola Co                          com         191216100           578,864         14,300   X
---------------------------------------------------------------------------------------------------------------------------
Colgate Palmolive                     com         194162103         2,214,347         40,675   X
---------------------------------------------------------------------------------------------------------------------------
Comerica                              com         200340107         6,679,570        176,335   X
---------------------------------------------------------------------------------------------------------------------------
Conagra Inc                           com         205887102           666,656         33,200   X
---------------------------------------------------------------------------------------------------------------------------
ConocoPhillips                        com         20825C104        20,560,982        383,600   X
---------------------------------------------------------------------------------------------------------------------------
Convergys Corporation                 com         212485106           442,200         33,500   X
---------------------------------------------------------------------------------------------------------------------------
Convergys Corporation                 com         212485106        97,834,334      7,411,692            X
---------------------------------------------------------------------------------------------------------------------------
Coors (Adolph)                     com Cl B       217016104           582,000         12,000   X
---------------------------------------------------------------------------------------------------------------------------
DTE Energy Co.                        com         233331107         1,700,600         44,000   X
---------------------------------------------------------------------------------------------------------------------------
Darden Restaurants                    com         237194105         9,215,331        516,265   X
---------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                   com         247025109         2,219,620         81,275   X
---------------------------------------------------------------------------------------------------------------------------
Diageo P.L.C.                    spons ADR New    25243Q205           230,272          5,600   X
---------------------------------------------------------------------------------------------------------------------------
Dominion Resources Inc/VA New         com         25746U109        18,424,146        332,746   X
---------------------------------------------------------------------------------------------------------------------------
Dow Chemical                          com         260543103           201,084          7,283   X
---------------------------------------------------------------------------------------------------------------------------
Du Pont de Nemours Co.                com         263534109         8,164,058        210,089   X
---------------------------------------------------------------------------------------------------------------------------
Emerson Electric                      com         291011104           813,579         17,940   X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                    539,062,794     20,111,631   -        -           -
---------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust        com         294741103           269,770         10,600   X
---------------------------------------------------------------------------------------------------------------------------
Exxon Mobil Corporation               com         30231G102        14,341,944        410,356   X
---------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp.          com         313400301        21,053,832        396,494   X
---------------------------------------------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.               com         313586109        17,218,483        263,481   X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Item 8:
                                                            Voting Authority
           Item 1:                Item 7:                        Shares
        Name of Issuer            Managers      ------------------------------------
                                 See Instr. V.    (a) Sole         (b)        (c)
                                                                 Shared      None
------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                   9,300
------------------------------------------------------------------------------------
Cardinal Health                                       348,553
------------------------------------------------------------------------------------
Caremark RX Inc                                        48,550
------------------------------------------------------------------------------------
Caterpillar Inc Del                                   188,139
------------------------------------------------------------------------------------
Charter One Financial                                 676,331
------------------------------------------------------------------------------------
Checkfree Corp New                   1                              507,364
------------------------------------------------------------------------------------
ChevronTexaco Corp                                    224,491
------------------------------------------------------------------------------------
Chubb Corp                                            320,826
------------------------------------------------------------------------------------
Cincinnati Financial Corp                              85,079
------------------------------------------------------------------------------------
Cincinnati Financial Corp            1                            5,137,487
------------------------------------------------------------------------------------
Cinergy                                               366,901
------------------------------------------------------------------------------------
Cisco Systems Inc.                                    290,910
------------------------------------------------------------------------------------
Cintas Corporation                                      5,135
------------------------------------------------------------------------------------
Cintas Corporation                   1                            1,641,150
------------------------------------------------------------------------------------
Citigroup                                             337,757
------------------------------------------------------------------------------------
Citizens Bkg Corp Mich                                 13,000
------------------------------------------------------------------------------------
Coca-Cola Co                                           14,300
------------------------------------------------------------------------------------
Colgate Palmolive                                      40,675
------------------------------------------------------------------------------------
Comerica                                              176,335
------------------------------------------------------------------------------------
Conagra Inc                                            33,200
------------------------------------------------------------------------------------
ConocoPhillips                                        383,600
------------------------------------------------------------------------------------
Convergys Corporation                                  33,500
------------------------------------------------------------------------------------
Convergys Corporation                1                            7,411,692
------------------------------------------------------------------------------------
Coors (Adolph)                                         12,000
------------------------------------------------------------------------------------
DTE Energy Co.                                         44,000
------------------------------------------------------------------------------------
Darden Restaurants                                    516,265
------------------------------------------------------------------------------------
Dell Computer Corp.                                    81,275
------------------------------------------------------------------------------------
Diageo P.L.C.                                           5,600
------------------------------------------------------------------------------------
Dominion Resources Inc/VA New                         332,746
------------------------------------------------------------------------------------
Dow Chemical                                            7,283
------------------------------------------------------------------------------------
Du Pont de Nemours Co.                                210,089
------------------------------------------------------------------------------------
Emerson Electric                                       17,940
------------------------------------------------------------------------------------
COLUMN TOTALS:                            4         5,413,938    14,697,693       -
------------------------------------------------------------------------------------
Equity Office Properties Trust                         10,600
------------------------------------------------------------------------------------
Exxon Mobil Corporation                               410,356
------------------------------------------------------------------------------------
Federal Home Loan Mtg. Corp.                          396,494
------------------------------------------------------------------------------------
Federal Natl Mtg Assoc.                               263,481
------------------------------------------------------------------------------------

PAGE 3 OF 5     FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.    3/31/2003
                                                                                                             -----------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Item 6:
                                                                  Item 4:         Item 5:         Investment Discretion
           Item 1:                  Item 2:        Item 3:         Fair          Shares or   ------------------------------
        Name of Issuer             Title of         CUSIP         Market         Principal    (a)   (b) Shared      (c)
                                     Class         Number          Value          Amount      sole   as Defined   Shared
                                                                                                    in Instr. V.   Other
---------------------------------------------------------------------------------------------------------------------------
Federated Dept Stores Inc Del         com         31410H101         6,880,479        245,556   X
---------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                   com         316773100         9,469,246        188,514   X
---------------------------------------------------------------------------------------------------------------------------
Fifth Third Bancorp                   com         316773100     1,035,122,684     20,607,248            X
---------------------------------------------------------------------------------------------------------------------------
First Data Corp                       com         319963104         1,581,252         42,725   X
---------------------------------------------------------------------------------------------------------------------------
First Virginia Banks Inc              com         337477103           264,803          6,750   X
---------------------------------------------------------------------------------------------------------------------------
Firstmerit Corp.                      com         337915102           193,620         10,500   X
---------------------------------------------------------------------------------------------------------------------------
Forest Laboratories Inc               com         345838106         1,720,294         31,875   X
---------------------------------------------------------------------------------------------------------------------------
Gannett Co.                           com         364730101           281,720          4,000   X
---------------------------------------------------------------------------------------------------------------------------
General Electric Co.                  com         369604103        15,017,767        588,932   X
---------------------------------------------------------------------------------------------------------------------------
Genesis Health Venture Inc N          com         37183F107         3,145,907        211,703   X
---------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline P.L.C.           sponsored ADR    37733W105           249,286          7,084   X
---------------------------------------------------------------------------------------------------------------------------
Great Plains Energy Inc               com         391164100         2,697,310        113,000   X
---------------------------------------------------------------------------------------------------------------------------
Gric Communications Inc               com         398081109            22,674         10,401   X
---------------------------------------------------------------------------------------------------------------------------
Health Management Assoc. New         CL A         421933102        13,205,741        695,039   X
---------------------------------------------------------------------------------------------------------------------------
Hewlett Packard                       com         428236103        16,797,997      1,080,257   X
---------------------------------------------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06 CV        Note 5% 5/1     432848AL3         2,876,250      3,000,000   X
---------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                      com         437076102        20,713,211        850,296   X
---------------------------------------------------------------------------------------------------------------------------
Honeywell International               com         438516106         4,810,763        225,223   X
---------------------------------------------------------------------------------------------------------------------------
Huntington Bancshares Inc             com         446150104           234,234         12,600   X
---------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works                   com         452308109           633,835         10,900   X
---------------------------------------------------------------------------------------------------------------------------
Intel Corp.                           com         458140100        11,392,533        699,787   X
---------------------------------------------------------------------------------------------------------------------------
Int'l. Business Machines              com         459200101         8,962,667        114,276   X
---------------------------------------------------------------------------------------------------------------------------
iShares Russell 2000             Russell 2000     464287655           482,500          6,700   X
---------------------------------------------------------------------------------------------------------------------------
iShares Cohen & Steers Realty    Cohen &StRkty    464287564           925,922         11,300   X
---------------------------------------------------------------------------------------------------------------------------
J P Morgan Chase & Co                 com         46625H100         9,376,570        395,469   X
---------------------------------------------------------------------------------------------------------------------------
Jefferson Pilot Corp.                 com         475070108           284,752          7,400   X
---------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                     com         478160104         4,729,426         81,725   X
---------------------------------------------------------------------------------------------------------------------------
Kimberly Clark                        com         494368103        21,220,228        466,789   X
---------------------------------------------------------------------------------------------------------------------------
Kohls Corp                            com         500255104         2,258,957         39,925   X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                  1,248,436,657     30,846,905   -        -           -
---------------------------------------------------------------------------------------------------------------------------
Lanvision Systems                     com         516555109            92,750         35,000   X
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc          com         524908100        13,189,580        228,391   X
---------------------------------------------------------------------------------------------------------------------------
Lexmark Intl New                     CL A         529771107        27,618,415        412,523   X
---------------------------------------------------------------------------------------------------------------------------
Liberty Media Corp                 com Ser A      530718105            97,894         10,061   X
---------------------------------------------------------------------------------------------------------------------------
Eli Lily                              com         532457108         3,016,949         52,790   X
---------------------------------------------------------------------------------------------------------------------------
Lincoln National Corp.                com         534187109         7,206,304        257,368   X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Item 8:
                                                            Voting Authority
           Item 1:                Item 7:                        Shares
        Name of Issuer            Managers      ------------------------------------
                                 See Instr. V.    (a) Sole         (b)        (c)
                                                                 Shared      None
------------------------------------------------------------------------------------
Federated Dept Stores Inc Del                         245,556
------------------------------------------------------------------------------------
Fifth Third Bancorp                                   188,514
------------------------------------------------------------------------------------
Fifth Third Bancorp                  1                           20,607,248
------------------------------------------------------------------------------------
First Data Corp                                        42,725
------------------------------------------------------------------------------------
First Virginia Banks Inc                                6,750
------------------------------------------------------------------------------------
Firstmerit Corp.                                       10,500
------------------------------------------------------------------------------------
Forest Laboratories Inc                                31,875
------------------------------------------------------------------------------------
Gannett Co.                                             4,000
------------------------------------------------------------------------------------
General Electric Co.                                  588,932
------------------------------------------------------------------------------------
Genesis Health Venture Inc N                          211,703
------------------------------------------------------------------------------------
GlaxoSmithKline P.L.C.                                  7,084
------------------------------------------------------------------------------------
Great Plains Energy Inc                               113,000
------------------------------------------------------------------------------------
Gric Communications Inc                                10,401
------------------------------------------------------------------------------------
Health Management Assoc. New                          695,039
------------------------------------------------------------------------------------
Hewlett Packard                                     1,080,257
------------------------------------------------------------------------------------
Hilton Hotel 5% 5/15/06 CV                          3,000,000
------------------------------------------------------------------------------------
Home Depot, Inc.                                      850,296
------------------------------------------------------------------------------------
Honeywell International                               225,223
------------------------------------------------------------------------------------
Huntington Bancshares Inc                              12,600
------------------------------------------------------------------------------------
Illinois Tool Works                                    10,900
------------------------------------------------------------------------------------
Intel Corp.                                           699,787
------------------------------------------------------------------------------------
Int'l. Business Machines                              114,276
------------------------------------------------------------------------------------
iShares Russell 2000                                    6,700
------------------------------------------------------------------------------------
iShares Cohen & Steers Realty                          11,300
------------------------------------------------------------------------------------
J P Morgan Chase & Co                                 395,469
------------------------------------------------------------------------------------
Jefferson Pilot Corp.                                   7,400
------------------------------------------------------------------------------------
Johnson & Johnson                                      81,725
------------------------------------------------------------------------------------
Kimberly Clark                                        466,789
------------------------------------------------------------------------------------
Kohls Corp                                             39,925
------------------------------------------------------------------------------------
COLUMN TOTALS:                            1        10,239,657    20,607,248       -
------------------------------------------------------------------------------------
Lanvision Systems                                      35,000
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc                          228,391
------------------------------------------------------------------------------------
Lexmark Intl New                                      412,523
------------------------------------------------------------------------------------
Liberty Media Corp                                     10,061
------------------------------------------------------------------------------------
Eli Lily                                               52,790
------------------------------------------------------------------------------------
Lincoln National Corp.                                257,368
------------------------------------------------------------------------------------

PAGE 4 OF 5     FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.    3/31/2003
                                                                                                             -----------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Item 6:
                                                                  Item 4:         Item 5:         Investment Discretion
           Item 1:                  Item 2:        Item 3:         Fair          Shares or   ------------------------------
        Name of Issuer             Title of         CUSIP         Market         Principal    (a)   (b) Shared      (c)
                                     Class         Number          Value          Amount      sole   as Defined   Shared
                                                                                                    in Instr. V.   Other
---------------------------------------------------------------------------------------------------------------------------
Lowes Co. Inc.                        com         548661107         2,513,287         61,570   X
---------------------------------------------------------------------------------------------------------------------------
Luxottica Grp SPA                sponsored adr    55068R202           295,372         27,400   X
---------------------------------------------------------------------------------------------------------------------------
Magna International                  CL A         559222401        14,687,282        280,935   X
---------------------------------------------------------------------------------------------------------------------------
Masco Corp                            com         574599106        17,923,835        962,612   X
---------------------------------------------------------------------------------------------------------------------------
McCormick & Co. Inc               com non vtg     579780206           487,025         20,175   X
---------------------------------------------------------------------------------------------------------------------------
McDonalds Corporation                 com         580135101        16,551,321      1,144,628   X
---------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                       com         585055106         2,877,528         63,775   X
---------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                     com         589331107         9,602,934        175,300   X
---------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                       com         594918104         4,709,329        194,520   X
---------------------------------------------------------------------------------------------------------------------------
Newell Rubbermaid Inc                 com         651229106           215,460          7,600   X
---------------------------------------------------------------------------------------------------------------------------
Nisource Inc                          com         65473P105         2,838,308        155,951   X
---------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp                  com         656568102            79,664         38,300   X
---------------------------------------------------------------------------------------------------------------------------
North Fork Bancorp                    com         659424105           210,568          7,150   X
---------------------------------------------------------------------------------------------------------------------------
Ohio Casualty                         com         677240103        18,312,808      1,417,400            X
---------------------------------------------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07          SDCV 5% 12/0     681904AD0        15,410,713     15,430,000   X
---------------------------------------------------------------------------------------------------------------------------
Oracle Corp                           com         68389X105           315,164         29,050
---------------------------------------------------------------------------------------------------------------------------
PNC Financial Svcs Group Inc          com         693475105           498,134         11,754   X
---------------------------------------------------------------------------------------------------------------------------
PPG Industries Inc                    com         693506107           238,924          5,300   X
---------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                         com         713448108         2,289,200         57,230   X
---------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                           com         717081103        27,703,421        889,070   X
---------------------------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co               com         720186105           270,940          7,600   X
---------------------------------------------------------------------------------------------------------------------------
Pinnacle West Cap Corp                com         723484101           255,948          7,700   X
---------------------------------------------------------------------------------------------------------------------------
Pitney Bowes Inc.                     com         724479100           248,976          7,800   X
---------------------------------------------------------------------------------------------------------------------------
Procter & Gamble                      com         742718109         4,564,614         51,259   X
---------------------------------------------------------------------------------------------------------------------------
Progress Energy                       com         743263105           250,560          6,400   X
---------------------------------------------------------------------------------------------------------------------------
Puget Energy Inc New                  com         745310102         1,917,900         90,000   X
---------------------------------------------------------------------------------------------------------------------------
QLogic Corp                           com         747277101         1,468,887         39,550   X
---------------------------------------------------------------------------------------------------------------------------
RPM International Inc                 com         749685103           165,900         15,800   X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                    198,125,893     22,201,962   -        -           -
---------------------------------------------------------------------------------------------------------------------------
SBC Communications Inc                com         78387G103         7,883,921        393,017   X
---------------------------------------------------------------------------------------------------------------------------
SEI Investments Co                    com         784117103           334,705         12,775   X
---------------------------------------------------------------------------------------------------------------------------
SLM Corporation                       com         78442P106         2,551,604         23,004   X
---------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                        com         803111103           418,880         22,400   X
---------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                     com         806857108         1,079,484         28,400   X
---------------------------------------------------------------------------------------------------------------------------
Selectica Inc                         com         816288104            97,020         33,000   X
---------------------------------------------------------------------------------------------------------------------------
J M. Smucker Co.                    com new       832696405           224,927          6,432   X
---------------------------------------------------------------------------------------------------------------------------
Sprint  Corp                      com FON Grp     852061100           601,600         51,200   X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                 Item 8:
                                                            Voting Authority
           Item 1:                Item 7:                        Shares
        Name of Issuer            Managers      ------------------------------------
                                 See Instr. V.    (a) Sole         (b)        (c)
                                                                 Shared      None
------------------------------------------------------------------------------------
Lowes Co. Inc.                                         61,570
------------------------------------------------------------------------------------
Luxottica Grp SPA                                      27,400
------------------------------------------------------------------------------------
Magna International                                   280,935
------------------------------------------------------------------------------------
Masco Corp                                            962,612
------------------------------------------------------------------------------------
McCormick & Co. Inc                                    20,175
------------------------------------------------------------------------------------
McDonalds Corporation                               1,144,628
------------------------------------------------------------------------------------
Medtronic, Inc.                                        63,775
------------------------------------------------------------------------------------
Merck & Co., Inc.                                     175,300
------------------------------------------------------------------------------------
Microsoft Corp.                                       194,520
------------------------------------------------------------------------------------
Newell Rubbermaid Inc                                   7,600
------------------------------------------------------------------------------------
Nisource Inc                                          155,951
------------------------------------------------------------------------------------
Nortel Networks Corp                                   38,300
------------------------------------------------------------------------------------
North Fork Bancorp                                      7,150
------------------------------------------------------------------------------------
Ohio Casualty                        1                            1,417,400
------------------------------------------------------------------------------------
Omnicare Inc 5% 12/1/07                            15,430,000
------------------------------------------------------------------------------------
Oracle Corp                                            29,050
------------------------------------------------------------------------------------
PNC Financial Svcs Group Inc                           11,754
------------------------------------------------------------------------------------
PPG Industries Inc                                      5,300
------------------------------------------------------------------------------------
PepsiCo, Inc.                                          57,230
------------------------------------------------------------------------------------
Pfizer Inc.                                           889,070
------------------------------------------------------------------------------------
Piedmont Natural Gas Co                                 7,600
------------------------------------------------------------------------------------
Pinnacle West Cap Corp                                  7,700
------------------------------------------------------------------------------------
Pitney Bowes Inc.                                       7,800
------------------------------------------------------------------------------------
Procter & Gamble                                       51,259
------------------------------------------------------------------------------------
Progress Energy                                         6,400
------------------------------------------------------------------------------------
Puget Energy Inc New                                   90,000
------------------------------------------------------------------------------------
QLogic Corp                                            39,550
------------------------------------------------------------------------------------
RPM International Inc                                  15,800
------------------------------------------------------------------------------------
COLUMN TOTALS:                            1        20,784,562     1,417,400       -
------------------------------------------------------------------------------------
SBC Communications Inc                                393,017
------------------------------------------------------------------------------------
SEI Investments Co                                     12,775
------------------------------------------------------------------------------------
SLM Corporation                                        23,004
------------------------------------------------------------------------------------
Sara Lee Corp.                                         22,400
------------------------------------------------------------------------------------
Schlumberger Ltd.                                      28,400
------------------------------------------------------------------------------------
Selectica Inc                                          33,000
------------------------------------------------------------------------------------
J M. Smucker Co.                                        6,432
------------------------------------------------------------------------------------
Sprint  Corp                                           51,200
------------------------------------------------------------------------------------

PAGE 5 OF 5     FORM 13F   NAME OF REPORTING MANAGER: FORT WASHINGTON INVESTMENT ADVISORS, INC.    3/31/2003
                                                                                                             -----------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                                                       Item 6:
                                                                  Item 4:         Item 5:         Investment Discretion
           Item 1:                  Item 2:        Item 3:         Fair          Shares or   ------------------------------
        Name of Issuer             Title of         CUSIP         Market         Principal    (a)   (b) Shared      (c)
                                     Class         Number          Value          Amount      sole   as Defined   Shared
                                                                                                    in Instr. V.   Other
---------------------------------------------------------------------------------------------------------------------------
Staples Inc                           com         855030102         1,454,815         79,368   X
---------------------------------------------------------------------------------------------------------------------------
Stifel Financial Corp                 com         860630102        11,992,989      1,019,812            X
---------------------------------------------------------------------------------------------------------------------------
STMicroelectronics NV             NY registry     861012102         1,847,475         97,750   X
---------------------------------------------------------------------------------------------------------------------------
Sun MicroSystems                      com         866810104           166,260         51,000   X
---------------------------------------------------------------------------------------------------------------------------
Sungard Data Systems                  com         867363103         1,693,883         79,525   X
---------------------------------------------------------------------------------------------------------------------------
Suntrust Bank                         com         867914103           221,130          4,200   X
---------------------------------------------------------------------------------------------------------------------------
Synovus Financial Corp                com         87161C105           212,891         11,900   X
---------------------------------------------------------------------------------------------------------------------------
3M Company                            com         88579Y101         2,241,067         17,235   X
---------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd New            com         902124106         9,019,142        701,333   X
---------------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                     com new       902973304        14,512,070        764,598   X
---------------------------------------------------------------------------------------------------------------------------
US Bancorp. Del                     com new       902973304       294,688,605     15,526,270            X
---------------------------------------------------------------------------------------------------------------------------
United Parcel Service                 com         911312106           227,145          3,985   X
---------------------------------------------------------------------------------------------------------------------------
UnitedHealthgroup Inc                 com         91324P102           875,449          9,550   X
---------------------------------------------------------------------------------------------------------------------------
USFreightways Corp                    com         916906100         7,055,238        278,753   X
---------------------------------------------------------------------------------------------------------------------------
VF Corp                               com         918204108           203,202          5,400   X
---------------------------------------------------------------------------------------------------------------------------
Veritas Software Co                   com         923436109         1,216,789         69,175   X
---------------------------------------------------------------------------------------------------------------------------
Verizon Communications                com         92343V104        13,205,346        373,560   X
---------------------------------------------------------------------------------------------------------------------------
Viacom Inc.                          CL A         925524100         1,977,388         54,175   X
---------------------------------------------------------------------------------------------------------------------------
Wachovia Corp. 2nd New                com         929903102           327,072          9,600   X
---------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores Inc                   com         931142103         5,413,565        104,047   X
---------------------------------------------------------------------------------------------------------------------------
Walgreen Co                           com         931422109           218,152          7,400   X
---------------------------------------------------------------------------------------------------------------------------
Washington Mutual Inc.                com         939322103           303,322          8,600   X
---------------------------------------------------------------------------------------------------------------------------
Wellpoint Health Network New          com         94973H108        16,231,013        211,479   X
---------------------------------------------------------------------------------------------------------------------------
Whole Foods Market Inc                com         966837106         1,098,890         19,750   X
---------------------------------------------------------------------------------------------------------------------------
Wyeth                                 com         983024100           782,874         20,700   X
---------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS:                                                    400,377,913     20,099,393   -        -           -
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
GRAND TOTAL:                                                    2,651,262,529    108,253,985   -        -           -
===========================================================================================================================

-----------------------------------------------------------------------------------
                                                                Item 8:
                                                           Voting Authority
           Item 1:               Item 7:                        Shares
        Name of Issuer           Managers      ------------------------------------
                                 ee Instr. V.    (a) Sole         (b)        (c)
                                                                Shared      None
-----------------------------------------------------------------------------------
Staples Inc                                           79,368
-----------------------------------------------------------------------------------
Stifel Financial Corp               1                            1,019,812
-----------------------------------------------------------------------------------
STMicroelectronics NV                                 97,750
-----------------------------------------------------------------------------------
Sun MicroSystems                                      51,000
-----------------------------------------------------------------------------------
Sungard Data Systems                                  79,525
-----------------------------------------------------------------------------------
Suntrust Bank                                          4,200
-----------------------------------------------------------------------------------
Synovus Financial Corp                                11,900
-----------------------------------------------------------------------------------
3M Company                                            17,235
-----------------------------------------------------------------------------------
Tyco International Ltd New                           701,333
-----------------------------------------------------------------------------------
US Bancorp. Del                                      764,598
-----------------------------------------------------------------------------------
US Bancorp. Del                     1                           15,526,270
-----------------------------------------------------------------------------------
United Parcel Service                                  3,985
-----------------------------------------------------------------------------------
UnitedHealthgroup Inc                                  9,550
-----------------------------------------------------------------------------------
USFreightways Corp                                   278,753
-----------------------------------------------------------------------------------
VF Corp                                                5,400
-----------------------------------------------------------------------------------
Veritas Software Co                                   69,175
-----------------------------------------------------------------------------------
Verizon Communications                               373,560
-----------------------------------------------------------------------------------
Viacom Inc.                                           54,175
-----------------------------------------------------------------------------------
Wachovia Corp. 2nd New                                 9,600
-----------------------------------------------------------------------------------
Wal-Mart Stores Inc                                  104,047
-----------------------------------------------------------------------------------
Walgreen Co                                            7,400
-----------------------------------------------------------------------------------
Washington Mutual Inc.                                 8,600
-----------------------------------------------------------------------------------
Wellpoint Health Network New                         211,479
-----------------------------------------------------------------------------------
Whole Foods Market Inc                                19,750
-----------------------------------------------------------------------------------
Wyeth                                                 20,700
-----------------------------------------------------------------------------------
COLUMN TOTALS:                           2         3,553,311    16,546,082       -
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
GRAND TOTAL:                            11        46,293,173    61,960,812
===================================================================================